Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 47,702.0	$ 42,658.1	$ 39,022.3
Pretax Profit (Loss)	4,210.0	7,173.2	5,160.3
Amortization of intangible assets	57.7	56.9	66.3
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	16,881.0	15,789.5	14,904.1
Pretax Profit (Loss)	992.1	2,236.5	1,673.2
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	18,492.3	16,830.6	15,305.9
Pretax Profit (Loss)	619.2	2,076.5	1,181.4
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	44,368.7	39,261.6	36,192.4
Pretax Profit (Loss)	2,065.4	4,822.7	3,287.3
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	35,373.3	32,620.1	30,210.0
Pretax Profit (Loss)	$ 1,611.3	$ 4,313.0	$ 2,854.6
Personal auto insurance percentage of the total personal lines segment net premiums earned	94.00%	94.00%	94.00%
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	$ 6,945.2	$ 4,875.8	$ 4,427.6
Pretax Profit (Loss)	767.8	634.8	458.8
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2,042.5	1,765.7	1,554.8
Pretax Profit (Loss)	(312.3)	(125.1)	(26.1)
Amortization of intangible assets	56.6	56.9	66.3
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	7.7	0.0	0.0
Pretax Profit (Loss)	(1.4)	0.0	0.0
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	2,370.1	2,566.6	2,071.2
Pretax Profit (Loss)	2,344.6	2,546.6	2,046.6
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	(218.6)	(217.0)	(189.7)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	691.8	603.5	563.7
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	271.4	226.4	195.0
Pretax Profit (Loss)	$ 18.6	$ 20.9	$ 16.1